Shareholder Report, Average Annual Return (Details) 199979_Small Company Value Portfolio_Investment Class_TSR Annual {Investment Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Investment Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Class (without sales charge)
Average Annual Return, Percent	10.35%	10.54%	8.60%
FT Wilshire 5000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Average Annual Return, Percent	17.13%	13.40%	14.45%
Russell 2000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Total Return
Average Annual Return, Percent	12.59%	8.88%	9.27%